Trade and other receivables	12 Months Ended
Mar. 31, 2023
Disclosure of Trade and other receivables [Abstract]
Disclosure of trade and other receivables [text block]
13.	Trade and other receivables

Trade and other receivables comprise:

	March 31, 202 3	March 31, 202 2
(i) Trade receivables, net	11,345,542	10,784,668
(ii) Other receivables including deposits	3,270,064	3,276,985
(iii) Contract related accruals	-	-
	14,615,606	14,061,653

(i)
Trade receivables as of March 31, 2023 and March 31, 2022 are stated net of allowance for doubtful receivables.  The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34. Trade receivables consist of:

	March 31, 202 3	March 31, 202 2
Trade receivables from related parties	-	-
Other trade receivables	11,825,945	11,265,210
	11,825,945	11,265,210
Less: Allowance for doubtful receivables	(480,403)	(480,542)
Balance at the end of the year	11,345,542	10,784,668

The activity in the allowance for doubtful accounts receivable is given below:	For the year ended
	March 31, 202 3	March 31, 202 2
Balance at the beginning of the year	480,542	426,487
Add : Additional provision, net	371,890	433,723
Less : Bad debts written off	(372,029)	(379,668)
Balance at the end of the year	480,403	480,542

(ii)	Other receivables comprise of the following items:

	March 31, 202 3	March 31, 202 2
Advances and other deposits (Refer Note (a) below)	1,605,204	1,945,027
Withholding taxes (Refer Note (b) below)	1,664,860	1,331,958
	3,270,064	3,276,985
Financial assets included in other receivables	100,681	29,869

Notes:

a)	Advances and other deposits primarily comprise of receivables in the form of deposits, sales tax/VAT, service tax, GST and other advances given in the ordinary course of business.

b)
Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.

c)	Non – current trade receivables is ₹. Nil (March 31, 2022: ₹. 1,990)